Property and Equipment (Details) - Schedule of property and equipment - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 489,994	$ 489,994	$ 196,335
Accumulated depreciation	(151,318)	(141,125)	(109,523)
Property and equipment, net	338,676	348,869	86,812
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	212,658	212,658	115,135
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	201,823	201,823
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	16,192	16,192	25,115
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	31,000	31,000	31,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 28,321	$ 28,321	$ 25,085